Condensed Financial Information of Registrant Prudential plc - Statements of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Current assets
Other debtors	$ 1,161	$ 968	[1]	$ 955
Cash at bank and in hand	1,964	1,878
Liabilities: amounts falling due within one year
Accruals and deferred income	(244)	(200)
Capital and reserves
Shareholders' funds	17,823	16,731	[1]	$ 18,936
Prudential plc
Fixed assets
Investments in subsidiary undertakings	13,786	13,178
Current assets
Amounts owed by subsidiary undertakings	7,267	7,501
Other investments: equity securities - fair value through other comprehensive income		266
Cash at bank and in hand	21	45
Total current assets	7,288	7,812
Liabilities: amounts falling due within one year
Subordinated liabilities		(21)
Debenture loans		(361)
Commercial paper		(501)
Amounts owed to subsidiary undertakings	(866)	(614)
Tax payable	(7)	(9)
Accruals and deferred income	(7)	(63)
Total current liabilities	(880)	(1,569)
Net current assets	6,408	6,243
Total assets less current liabilities	20,194	19,421
Liabilities: amounts falling due after more than one year
Subordinated liabilities		(2,265)
Debenture loans		(1,614)
Amounts owed to subsidiary undertakings	(3,610)
Total non-current liabilities	(3,610)	(3,879)
Total net assets	16,584	15,542
Capital and reserves
Share capital	183	182
Share premium	5,009	5,006
Profit and loss account	11,392	10,354
Shareholders' funds	$ 16,584	$ 15,542

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published